Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Others, net
Foreign exchange losses, net	$ (21,079)	¥ (146,354)	¥ (57,395)	¥ (28,980)
Government financial incentives		740,567	392,022	214,623
Impairment of investments	(91,831)	(637,583)	(611,108)
Gain from business and investment disposals	177,568	1,232,853	1,507
Others		284,572	134,377	30,944
Total	$ 212,308	¥ 1,474,055	¥ (140,597)	¥ 216,587